UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS

Aerospace & Defense 3.8%
243,200	Boeing Co.	$21,622,912
679,400	Honeywell International, Inc.	31,293,164
247,200	United Technologies Corp.	16,068,000

		68,984,076

Beverages 1.2%
350,086	PepsiCo, Inc.	22,251,466

Biotechnology 2.9%
265,000	Genentech, Inc.(a)	21,761,800
384,299	Gilead Sciences, Inc.(a)(b)	29,398,874

		51,160,674

Building Products 0.8%
278,900	American Standard Cos., Inc.	14,787,278

Capital Markets 5.7%
594,300	Bank of New York Co., Inc. (The)	24,098,865
653,000	Charles Schwab Corp. (The)	11,943,370
98,600	Goldman Sachs Group, Inc.	20,373,718
776,500	UBS AG	46,147,395

		102,563,348

Chemicals 1.1%
390,700	E.I. du Pont de Nemours & Co.	19,312,301

Commercial Services & Supplies 1.3%
676,100	Waste Management, Inc.	23,264,601

Communications Equipment 5.6%
1,494,200	Avaya, Inc.(a)	17,646,502
935,400	Cisco Systems, Inc.(a)	23,880,762
1,087,000	Motorola, Inc.	19,207,290
700,300	QUALCOMM, Inc.	29,874,798
75,600	Research In Motion Ltd.(a)(b)	10,318,644

		100,927,996

Computers & Peripherals 2.5%
269,000	Apple, Inc.(a)	24,992,790
510,200	Hewlett-Packard Co.(b)	20,479,428

		45,472,218

Consumer Finance 1.4%
268,300	American Express Co.	15,132,120
238,500	SLM Corp.(b)	9,754,650

		24,886,770

Diversified Consumer Services 2.2%
685,200	Career Education Corp.(a)(b)	20,898,600
910,800	H&R Block, Inc.	19,163,232

		40,061,832

Diversified Financial Services 4.4%
543,000	Citigroup, Inc.	27,877,620
983,900	KKR Private Equity Investors LLP – RDU, Physical, Private Placement, 144A (cost 24,109,349; purchased 5/3/06 – 8/3/06)(a)(d)(e)	23,859,575
235,600	KKR Private Equity Investors LLP	5,713,300
235,400	NYSE Group, Inc.(a)(b)	22,068,750

		79,519,245

Electrical Equipment 0.2%
79,500	First Solar Inc.(a)	4,134,795

Electronic Equipment & Instruments 0.8%
275,400	Sony Corp. ADR (Japan)	13,904,946

Energy Equipment & Services 1.9%
270,700	Baker Hughes, Inc.	17,901,391
208,200	Transocean, Inc.(a)	17,009,940

		34,911,331

Food & Staples Retailing 2.1%
636,100	Kroger Co. (The)	17,969,825
411,300	Wal-Mart Stores, Inc.	19,310,535

		37,280,360

Food Products 2.3%
427,203	Cadbury Schweppes PLC ADR (United Kingdom)	21,945,418
756,700	ConAgra Foods, Inc.	18,849,397

		40,794,815

Healthcare Equipment & Supplies 0.9%
118,400	Alcon, Inc.	15,607,488

Healthcare Providers & Services 1.5%
458,100	Omnicare, Inc.	18,218,637
98,700	WellPoint, Inc.(a)	8,004,570

		26,223,207

Hotels, Restaurants & Leisure 0.9%
329,200	Marriott International, Inc. “Class A”	16,117,632

Household Products 2.2%
291,300	Kimberly-Clark Corp.	19,951,137
320,100	Procter & Gamble Co.	20,217,516

		40,168,653

Independent Power Producers & Energy Traders 1.2%
298,700	NRG Energy, Inc.(a)	21,518,348

Industrial Conglomerates 1.3%
658,000	General Electric Co.	23,266,880

Insurance 5.8%
882,400	American International Group, Inc.	59,314,928
483,700	Axis Capital Holdings, Ltd.	16,378,082
623,000	Loews Corp.	28,302,890

		103,995,900

Internet Software & Services 2.3%
89,000	Google, Inc. “Class A”(a)	40,776,240

Media 5.5%
942,800	Disney (Walt) Co.	32,460,604
766,499	Liberty Global, Inc. “Series C”(a)	23,485,529
1,874,900	News Corp. “Class A”	43,347,688

		99,293,821

Metals & Mining 1.1%
290,000	Freeport-McMoRan Copper & Gold, Inc. “Class B”	19,195,100

Multiline Retail 1.7%
351,200	Federated Department Stores, Inc.	15,821,560
242,200	Target Corp.	14,352,772

		30,174,332

Multi-Utilities 1.2%
361,800	Sempra Energy	22,073,418

Office Electronics 1.1%
1,125,400	Xerox Corp.(a)	19,008,006

Oil, Gas & Consumable Fuels 7.7%
421,400	Hess Corp.	23,375,058
388,100	Nexen, Inc.(b)	23,790,530
461,700	Occidental Petroleum Corp.	22,766,427
208,200	Petroleo Brasileiro SA ADR (Brazil)	20,717,982
412,383	Suncor Energy, Inc. (Canada)	31,379,700
260,600	Valero Energy Corp.	16,806,094

		138,835,791

Pharmaceuticals 6.4%
785,200	Abbott Laboratories	43,814,160
519,300	Novartis AG ADR (Switzerland)	28,369,359

363,700	Roche Holding AG ADR (Switzerland)	32,187,450
226,600	Wyeth	11,336,798

		115,707,767

Semiconductors & Semiconductor Equipment 1.8%
466,700	Broadcom Corp. “Class A”(a)	14,967,069
980,800	Marvell Technology Group Ltd.(a)(b)	16,487,248

		31,454,317

Software 4.8%
839,800	Adobe Systems, Inc.(a)	35,019,660
237,000	Electronic Arts, Inc.(a)	11,935,320
815,100	Microsoft Corp.(b)	22,716,837
968,400	Symantec Corp.(a)	16,753,320

		86,425,137

Specialty Retail 1.9%
407,800	Best Buy Co., Inc.	19,868,016
437,500	Lowe’s Cos., Inc.(b)	13,776,875

		33,644,891

Textiles, Apparel & Luxury Goods 2.8%
630,800	Coach, Inc.(a)	31,571,540
180,900	Nike, Inc. “Class B”(b)	19,222,434

		50,793,974

Thrifts & Mortgage Finance 1.1%
364,400	Fannie Mae	19,888,952

Tobacco 1.4%
289,000	Altria Group, Inc.(b)	25,377,090

Wireless Telecommunication Services 2.5%
329,600	NII Holdings, Inc.(a)(b)	24,449,728
1,116,200	Sprint Nextel Corp.(b)	21,163,152

		45,612,880

	Total long-term investments (cost $1,399,860,982)	1,749,377,876

SHORT-TERM INVESTMENT 10.8%

Affiliated Money Market Mutual Fund
194,842,242	Dryden Core Investment Fund - Taxable Money Market Series (cost $194,842,242; includes $174,039,554 of cash collateral received from securities on loan)(c)(f)	194,842,242

Total Investments, Before Security Sold Short 108.1%
(cost $1,594,703,224)(g)		1,944,220,118

	SECURITY SOLD SHORT (0.4%)
	Food Products
	Kraft Foods, Inc.
202,200	(proceeds received $6,732,844)	(6,401,652)

	Total Investments, Net of Security Sold Short 107.7%
	(cost $1,587,970,380)	1,937,818,466
	Liabilities in excess of other assets (7.7%)	(139,357,598)

	Net Assets 100.0%	$1,798,460,868

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $167,774,947; cash collateral of $174,039,554 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Indicates a restricted security. The aggregate cost of the security is $24,109,349. The aggregate market value of $23,859,575 represents 1.3% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,606,135,165	$353,550,572	$15,465,619	$338,084,953

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.